FT Cboe Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
550,832	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$550,832
	(Cost $550,832)
	Total Investments — 0.4%	550,832
	(Cost $550,832)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 101.3%
2,983	SPDR® S&P 500® ETF Trust	$136,144,120	$3.98	01/19/24	134,485,232
	(Cost $118,260,232)
	Put Options Purchased — 0.1%
2,983	SPDR® S&P 500® ETF Trust	136,144,120	395.90	01/19/24	157,069
	(Cost $6,769,354)
	Total Purchased Options				134,642,301
	(Cost $125,029,586)
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (1.7)%
(2,983)	SPDR® S&P 500® ETF Trust	(136,144,120)	458.24	01/19/24	(2,268,628)
	(Premiums received $2,502,519)
	Put Options Written — (0.0)%
(2,983)	SPDR® S&P 500® ETF Trust	(136,144,120)	336.50	01/19/24	(45,499)
	(Premiums received $2,525,240)
	Total Written Options				(2,314,127)
	(Premiums received $5,027,759)
	Net Other Assets and Liabilities — (0.1)%				(90,547)
	Net Assets — 100.0%				$132,788,459

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$550,832	$550,832	$—	$—
Purchased Options	134,642,301	—	134,642,301	—
Total	$135,193,133	$550,832	$134,642,301	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,314,127)	$—	$(2,314,127)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
819,698	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$819,698
	(Cost $819,698)
	Total Investments — 0.5%	819,698
	(Cost $819,698)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 100.7%
3,726	SPDR® S&P 500® ETF Trust	$170,054,640	$4.09	02/16/24	168,103,041
	(Cost $145,873,708)
	Put Options Purchased — 0.3%
3,726	SPDR® S&P 500® ETF Trust	170,054,640	407.28	02/16/24	544,301
	(Cost $10,724,381)
	Total Purchased Options				168,647,342
	(Cost $156,598,089)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.3)%
(3,726)	SPDR® S&P 500® ETF Trust	(170,054,640)	469.17	02/16/24	(2,171,817)
	(Premiums received $2,265,645)
	Put Options Written — (0.1)%
(3,726)	SPDR® S&P 500® ETF Trust	(170,054,640)	346.17	02/16/24	(156,418)
	(Premiums received $4,074,471)
	Total Written Options				(2,328,235)
	(Premiums received $6,340,116)
	Net Other Assets and Liabilities — (0.1)%				(115,825)
	Net Assets — 100.0%				$167,022,980

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$819,698	$819,698	$—	$—
Purchased Options	168,647,342	—	168,647,342	—
Total	$169,467,040	$819,698	$168,647,342	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,328,235)	$—	$(2,328,235)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
470,324	Dreyfus Government Cash Management Fund, Institutional Shares - 5.24% (a)	$470,324
	(Cost $470,324)
	Total Investments — 0.6%	470,324
	(Cost $470,324)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 103.7%
1,976	SPDR® S&P 500® ETF Trust	$90,184,640	$3.92	03/15/24	88,882,204
	(Cost $79,271,194)
	Put Options Purchased — 0.4%
1,976	SPDR® S&P 500® ETF Trust	90,184,640	390.01	03/15/24	315,726
	(Cost $4,511,837)
	Total Purchased Options				89,197,930
	(Cost $83,783,031)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (4.5)%
(1,976)	SPDR® S&P 500® ETF Trust	(90,184,640)	449.68	03/15/24	(3,835,624)
	(Premiums received $2,386,797)
	Put Options Written — (0.1)%
(1,976)	SPDR® S&P 500® ETF Trust	(90,184,640)	331.51	03/15/24	(115,736)
	(Premiums received $1,575,409)
	Total Written Options				(3,951,360)
	(Premiums received $3,962,206)
	Net Other Assets and Liabilities — (0.1)%				(62,352)
	Net Assets — 100.0%				$85,654,542

(a)	Rate shown reflects yield as of November 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$470,324	$470,324	$—	$—
Purchased Options	89,197,930	—	89,197,930	—
Total	$89,668,254	$470,324	$89,197,930	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,951,360)	$—	$(3,951,360)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 101.0%
3,186	SPDR® S&P 500® ETF Trust	$145,409,040	$4.14	04/19/24	$143,169,826
	(Cost $129,143,553)
	Put Options Purchased — 0.8%
3,186	SPDR® S&P 500® ETF Trust	145,409,040	412.22	04/19/24	1,240,746
	(Cost $8,632,367)
	Total Purchased Options				144,410,572
	(Cost $137,775,920)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.1)%
(3,186)	SPDR® S&P 500® ETF Trust	(145,409,040)	472.69	04/19/24	(2,998,985)
	(Premiums received $2,106,868)
	Put Options Written — (0.3)%
(3,186)	SPDR® S&P 500® ETF Trust	(145,409,040)	350.39	04/19/24	(413,182)
	(Premiums received $3,054,165)
	Total Written Options				(3,412,167)
	(Premiums received $5,161,033)
	Net Other Assets and Liabilities — 0.6%				782,437
	Net Assets — 100.0%				$141,780,842

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$144,410,572	$—	$144,410,572	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,412,167)	$—	$(3,412,167)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 100.5%
2,520	SPDR® S&P 500® ETF Trust	$115,012,800	$4.21	05/17/24	$113,122,181
	(Cost $104,567,470)
	Put Options Purchased — 1.2%
2,520	SPDR® S&P 500® ETF Trust	115,012,800	418.64	05/17/24	1,395,057
	(Cost $5,616,933)
	Total Purchased Options				114,517,238
	(Cost $110,184,403)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.9)%
(2,520)	SPDR® S&P 500® ETF Trust	(115,012,800)	479.74	05/17/24	(2,183,825)
	(Premiums received $2,021,566)
	Put Options Written — (0.4)%
(2,520)	SPDR® S&P 500® ETF Trust	(115,012,800)	355.83	05/17/24	(463,132)
	(Premiums received $2,246,024)
	Total Written Options				(2,646,957)
	(Premiums received $4,267,590)
	Net Other Assets and Liabilities — 0.6%				702,486
	Net Assets — 100.0%				$112,572,767

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$114,517,238	$—	$114,517,238	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,646,957)	$—	$(2,646,957)	$—

FT Cboe Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 97.7%
1,539	iShares Russell 2000 ETF	$27,649,674	$1.76	05/17/24	$27,165,567
	(Cost $28,112,233)
	Put Options Purchased — 3.3%
1,539	iShares Russell 2000 ETF	27,649,674	176.11	05/17/24	932,996
	(Cost $1,380,544)
	Total Purchased Options				28,098,563
	(Cost $29,492,777)
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (0.8)%
(1,539)	iShares Russell 2000 ETF	(27,649,674)	207.39	05/17/24	(217,872)
	(Premiums received $962,148)
	Put Options Written — (0.9)%
(1,539)	iShares Russell 2000 ETF	(27,649,674)	149.69	05/17/24	(258,223)
	(Premiums received $494,068)
	Total Written Options				(476,095)
	(Premiums received $1,456,216)
	Net Other Assets and Liabilities — 0.7%				188,117
	Net Assets — 100.0%				$27,810,585

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$28,098,563	$—	$28,098,563	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(476,095)	$—	$(476,095)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.8%
	Call Options Purchased — 98.4%
7,123	SPDR® S&P 500® ETF Trust	$325,093,720	$4.41	06/21/24	$318,547,683
	(Cost $305,678,170)
	Put Options Purchased — 2.4%
7,123	SPDR® S&P 500® ETF Trust	325,093,720	439.48	06/21/24	7,571,749
	(Cost $15,225,859)
	Total Purchased Options				326,119,432
	(Cost $320,904,029)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.8)%
(7,123)	SPDR® S&P 500® ETF Trust	(325,093,720)	503.84	06/21/24	(2,607,018)
	(Premiums received $4,070,538)
	Put Options Written — (0.7)%
(7,123)	SPDR® S&P 500® ETF Trust	(325,093,720)	373.56	06/21/24	(2,172,515)
	(Premiums received $5,870,398)
	Total Written Options				(4,779,533)
	(Premiums received $9,940,936)
	Net Other Assets and Liabilities — 0.7%				2,365,800
	Net Assets — 100.0%				$323,705,699

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$326,119,432	$—	$326,119,432	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,779,533)	$—	$(4,779,533)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 97.5%
5,355	SPDR® S&P 500® ETF Trust	$244,402,200	$4.54	07/19/24	$239,448,825
	(Cost $235,662,104)
	Put Options Purchased — 3.2%
5,355	SPDR® S&P 500® ETF Trust	244,402,200	452.20	07/19/24	7,920,045
	(Cost $11,475,984)
	Total Purchased Options				247,368,870
	(Cost $247,138,088)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.6)%
(5,355)	SPDR® S&P 500® ETF Trust	(244,402,200)	516.84	07/19/24	(1,429,785)
	(Premiums received $2,856,832)
	Put Options Written — (0.9)%
(5,355)	SPDR® S&P 500® ETF Trust	(244,402,200)	384.35	07/19/24	(2,318,715)
	(Premiums received $4,240,961)
	Total Written Options				(3,748,500)
	(Premiums received $7,097,793)
	Net Other Assets and Liabilities — 0.8%				1,939,921
	Net Assets — 100.0%				$245,560,291

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$247,368,870	$—	$247,368,870	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,748,500)	$—	$(3,748,500)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 98.9%
2,465	SPDR® S&P 500® ETF Trust	$112,502,600	$4.39	08/16/24	$110,201,667
	(Cost $106,068,348)
	Put Options Purchased — 2.6%
2,465	SPDR® S&P 500® ETF Trust	112,502,600	436.52	08/16/24	2,930,796
	(Cost $5,053,973)
	Total Purchased Options				113,132,463
	(Cost $111,122,321)
WRITTEN OPTIONS — (2.3)%
	Call Options Written — (1.4)%
(2,465)	SPDR® S&P 500® ETF Trust	(112,502,600)	503.13	08/16/24	(1,583,219)
	(Premiums received $1,875,909)
	Put Options Written — (0.9)%
(2,465)	SPDR® S&P 500® ETF Trust	(112,502,600)	371.05	08/16/24	(1,024,940)
	(Premiums received $1,987,716)
	Total Written Options				(2,608,159)
	(Premiums received $3,863,625)
	Net Other Assets and Liabilities — 0.8%				937,724
	Net Assets — 100.0%				$111,462,028

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$113,132,463	$—	$113,132,463	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,608,159)	$—	$(2,608,159)	$—

FT Cboe Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 95.6%
1,782	iShares Russell 2000 ETF	$32,015,412	$1.85	08/16/24	$31,323,996
	(Cost $31,443,392)
	Put Options Purchased — 6.1%
1,782	iShares Russell 2000 ETF	32,015,412	184.65	08/16/24	1,994,058
	(Cost $2,179,550)
	Total Purchased Options				33,318,054
	(Cost $33,622,942)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (0.8)%
(1,782)	iShares Russell 2000 ETF	(32,015,412)	219.86	08/16/24	(247,698)
	(Premiums received $473,844)
	Put Options Written — (1.8)%
(1,782)	iShares Russell 2000 ETF	(32,015,412)	156.95	08/16/24	(602,316)
	(Premiums received $812,584)
	Total Written Options				(850,014)
	(Premiums received $1,286,428)
	Net Other Assets and Liabilities — 0.9%				300,731
	Net Assets — 100.0%				$32,768,771

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$33,318,054	$—	$33,318,054	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(850,014)	$—	$(850,014)	$—

FT Cboe Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
November 30, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.9%
$234,600	U.S. Treasury Bill	(a)	01/02/24	$233,499
234,600	U.S. Treasury Bill	(a)	02/01/24	232,477
234,600	U.S. Treasury Bill	(a)	02/29/24	231,528
234,600	U.S. Treasury Bill	(a)	03/21/24	230,820
234,600	U.S. Treasury Bill	(a)	04/18/24	229,907
234,600	U.S. Treasury Bill	(a)	05/16/24	228,986
234,600	U.S. Treasury Bill	(a)	06/13/24	228,258
234,600	U.S. Treasury Bill	(a)	07/11/24	227,395
234,600	U.S. Treasury Bill	(a)	08/08/24	226,438
234,600	U.S. Treasury Bill	(a)	09/05/24	225,592
	Total U.S. Treasury Bills			2,294,900
	(Cost $2,293,482)
	Total Investments — 5.9%			2,294,900
	(Cost $2,293,482)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 100.1%
867	SPDR® S&P 500® ETF Trust	$39,569,880	$0.04	09/20/24	39,024,537
	(Cost $37,187,158)
	Put Options Purchased — 3.4%
867	SPDR® S&P 500® ETF Trust	39,569,880	443.35	09/20/24	1,335,180
	(Cost $2,094,755)
	Total Purchased Options				40,359,717
	(Cost $39,281,913)
WRITTEN OPTIONS — (10.8)%
	Call Options Written — (9.1)%
(867)	SPDR® S&P 500® ETF Trust	(39,569,880)	443.35	09/20/24	(3,557,301)
	(Premiums received $2,734,413)
	Put Options Written — (1.7)%
(867)	SPDR® S&P 500® ETF Trust	(39,569,880)	399.01	09/20/24	(651,984)
	(Premiums received $1,101,372)
	Total Written Options				(4,209,285)
	(Premiums received $3,835,785)
	Net Other Assets and Liabilities — 1.4%				536,026
	Net Assets — 100.0%				$38,981,358

(a)	Zero coupon security.

FT Cboe Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$2,294,900	$—	$2,294,900	$—
Purchased Options	40,359,717	—	40,359,717	—
Total	$42,654,617	$—	$42,654,617	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,209,285)	$—	$(4,209,285)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 98.5%
2,873	SPDR® S&P 500® ETF Trust	$131,123,720	$4.45	09/20/24	$128,437,477
	(Cost $120,974,232)
	Put Options Purchased — 3.2%
2,873	SPDR® S&P 500® ETF Trust	131,123,720	443.39	09/20/24	4,176,727
	(Cost $7,502,648)
	Total Purchased Options				132,614,204
	(Cost $128,476,880)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.5)%
(2,873)	SPDR® S&P 500® ETF Trust	(131,123,720)	508.83	09/20/24	(1,931,782)
	(Premiums received $1,365,629)
	Put Options Written — (1.1)%
(2,873)	SPDR® S&P 500® ETF Trust	(131,123,720)	376.88	09/20/24	(1,505,473)
	(Premiums received $2,906,683)
	Total Written Options				(3,437,255)
	(Premiums received $4,272,312)
	Net Other Assets and Liabilities — 0.9%				1,209,678
	Net Assets — 100.0%				$130,386,627

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$132,614,204	$—	$132,614,204	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,437,255)	$—	$(3,437,255)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 101.2%
4,338	SPDR® S&P 500® ETF Trust	$197,986,320	$4.23	10/18/24	$193,447,662
	(Cost $182,627,880)
	Put Options Purchased — 2.6%
4,338	SPDR® S&P 500® ETF Trust	197,986,320	421.21	10/18/24	4,904,905
	(Cost $8,190,853)
	Total Purchased Options				198,352,567
	(Cost $190,818,733)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (3.7)%
(4,338)	SPDR® S&P 500® ETF Trust	(197,986,320)	486.49	10/18/24	(7,111,017)
	(Premiums received $4,121,156)
	Put Options Written — (1.1)%
(4,338)	SPDR® S&P 500® ETF Trust	(197,986,320)	358.03	10/18/24	(2,001,861)
	(Premiums received $3,143,048)
	Total Written Options				(9,112,878)
	(Premiums received $7,264,204)
	Net Other Assets and Liabilities — 1.0%				1,840,680
	Net Assets — 100.0%				$191,080,369

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$198,352,567	$—	$198,352,567	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,112,878)	$—	$(9,112,878)	$—

FT Cboe Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 98.1%
2,397	SPDR® S&P 500® ETF Trust	$109,399,080	$4.53	11/15/24	$106,833,837
	(Cost $106,281,892)
	Put Options Purchased — 4.1%
2,397	SPDR® S&P 500® ETF Trust	109,399,080	450.81	11/15/24	4,443,109
	(Cost $4,735,351)
	Total Purchased Options				111,276,946
	(Cost $111,017,243)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (1.7)%
(2,397)	SPDR® S&P 500® ETF Trust	(109,399,080)	515.14	11/15/24	(1,845,048)
	(Premiums received $1,893,461)
	Put Options Written — (1.6)%
(2,397)	SPDR® S&P 500® ETF Trust	(109,399,080)	383.19	11/15/24	(1,708,341)
	(Premiums received $1,788,538)
	Total Written Options				(3,553,389)
	(Premiums received $3,681,999)
	Net Other Assets and Liabilities — 1.1%				1,150,007
	Net Assets — 100.0%				$108,873,564

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$111,276,946	$—	$111,276,946	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,553,389)	$—	$(3,553,389)	$—

FT Cboe Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
November 30, 2023 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 97.8%
392	iShares Russell 2000 ETF	$7,042,672	$1.78	11/15/24	$6,870,554
	(Cost $6,798,052)
	Put Options Purchased — 5.6%
392	iShares Russell 2000 ETF	7,042,672	178.29	11/15/24	394,042
	(Cost $422,843)
	Total Purchased Options				7,264,596
	(Cost $7,220,895)
WRITTEN OPTIONS — (4.5)%
	Call Options Written — (2.3)%
(392)	iShares Russell 2000 ETF	(7,042,672)	210.24	11/15/24	(161,471)
	(Premiums received $157,875)
	Put Options Written — (2.2)%
(392)	iShares Russell 2000 ETF	(7,042,672)	151.55	11/15/24	(158,149)
	(Premiums received $157,931)
	Total Written Options				(319,620)
	(Premiums received $315,806)
	Net Other Assets and Liabilities — 1.1%				77,825
	Net Assets — 100.0%				$7,022,801

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$7,264,596	$—	$7,264,596	$—

LIABILITIES TABLE
	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(319,620)	$—	$(319,620)	$—

FT Cboe Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
November 30, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
61,872	FT Cboe Vest U.S. Equity Moderate Buffer ETF - January (b)	$2,091,892
65,360	FT Cboe Vest U.S. Equity Moderate Buffer ETF - April (b)	2,092,938
67,002	FT Cboe Vest U.S. Equity Moderate Buffer ETF - July (b)	2,090,462
65,926	FT Cboe Vest U.S. Equity Moderate Buffer ETF - October (b)	2,090,514

	Total Investments — 100.0%	8,365,806
	(Cost $8,163,968)
	Net Other Assets and Liabilities — 0.0%	2,640
	Net Assets — 100.0%	$8,368,446

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 8,365,806	$ 8,365,806	$ —	$ —

*	See Portfolio of Investments for industry breakout.

FT Cboe Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments (Continued)
November 30, 2023 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2023, and for the fiscal year-to-date period (October 25, 2023 (commencement of investment operations) to November 30, 2023) are as follows:

Security Name	Shares at 11/30/2023	Value at 10/25/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2023	Dividend Income
FT Cboe Vest U.S. Equity Moderate Buffer ETF - January	61,872	$—	$2,043,343	$(9,718)	$58,246	$21	$2,091,892	$—
FT Cboe Vest U.S. Equity Moderate Buffer ETF - April	65,360	—	2,042,168	—	50,770	—	2,092,938	—
FT Cboe Vest U.S. Equity Moderate Buffer ETF - July	67,002	—	2,038,845	(187)	51,804	—	2,090,462	—
FT Cboe Vest U.S. Equity Moderate Buffer ETF - October	65,926	—	2,049,496	—	41,018	—	2,090,514	—
		$—	$8,173,852	$(9,905)	$201,838	$21	$8,365,806	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.